Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Anti-dilutive Securities Excluded from Calculation of Weighted Average Common Shares Outstanding

The Company’s potential common stock equivalents that have been excluded from the computation of diluted net loss per share for all periods presented because of their antidilutive effect consisted of the following:

	Year Ended December 31,
	2014	2015
Convertible preferred stock	7,074,961	9,472,530
Outstanding stock options	1,098,486	1,261,637
Unvested restricted stock	20,688	6,485
Stock purchase warrants	900,724	146,298

	9,094,859	10,886,950